Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advances to suppliers	[1]	¥ 30,683	¥ 26,921
Prepaid VAT		21,477	17,429
Rental deposit, current		6,924	13,861
Staff advances		3,968	312
Prepaid consulting expenses		2,439	4,839
Short-term construction deposits		2,206	3,081
Prepaid short-term rent		8,065	8,448
Interest receivable		346	653
Receivables from third-party payment platform		212	562
Creditor’s rights of Hunan Longxi	[2]	5,000
Others		29,367	33,107
Total		110,687	109,213
Less: Allowance for doubtful accounts		(25,393)	(30,498)
Total		¥ 85,294	¥ 78,715

[1]	Advances to suppliers mainly includes prepaid advertising costs, prepaid operation expenses as well as prepayment to construction and design suppliers.
[2]	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.